Convertible Notes (Details) - USD ($)				1 Months Ended			12 Months Ended
	Feb. 04, 2021	Jan. 14, 2021	Dec. 11, 2020	Mar. 31, 2021	Dec. 22, 2020	Nov. 20, 2020	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021
Convertible Notes (Details) [Line Items]
Convertible notes issued				1,841,673				1,841,673	5,155,305
Annual interest rate				5.50%				5.50%
Convertible notes, description			On December 11, 2020, the Company issued $500,000 of convertible promissory notes (“convertible note #2”), which shall be convertible into ordinary shares of the Company, par value $0.0001 per share, for a purchase price of $485,000. The Convertible Note has an annual interest rate of 5% and a term of 12 months from the date of closing, and is convertible into our Ordinary Shares at the lower of (a) $2.69 per share or (b) 88.0% of the lowest daily VWAP during the 10 trading days prior to the conversion date, but not lower than $0.50 per share (the “Floor Price”). If the daily VWAP is less than $0.50 for a period of 10 consecutive trading days, the Company will make consecutive monthly amortization payments in cash or Ordinary Shares during the term of the Convertible Note beginning on the 10th calendar day after the date of the Triggering Event and continuing on the same calendar day of each successive calendar month until the Convertible Note is fully repaid (each, a “Redemption Date”) or a Triggering Event ceases. The Company has the right, but not the obligation, to redeem early a portion or all amounts outstanding under the Convertible Note, provided that (i) the trading price of Ordinary Shares is less than the fixed conversion price ($2.69) and (ii) the Company provides the holder of the Convertible Note with at least 10 business days’ prior written notice. On February 9, 2021, the Company issued to YA 255,236 Ordinary Shares after the receipt of a conversion notice dated February 7, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $504,041.10 at a conversion price of $1.9748.		On December 22, 2020, the Company issued $500,000 of convertible promissory notes (“convertible note #3”), which shall be convertible into ordinary shares of the Company, par value $0.0001 per share, for a purchase price of $485,000. The Convertible Note has an annual interest rate of 5% and a term of 12 months from the date of closing, and is convertible into our Ordinary Shares at the lower of (a) $2.69 per share or (b) 88.0% of the lowest daily VWAP during the 10 trading days prior to the conversion date, but not lower than $0.50 per share (the “Floor Price”). If the daily VWAP is less than $0.50 for a period of 10 consecutive trading days, the Company will make consecutive monthly amortization payments in cash or Ordinary Shares during the term of the Convertible Note beginning on the 10th calendar day after the date of the Triggering Event and continuing on the same calendar day of each successive calendar month until the Convertible Note is fully repaid (each, a “Redemption Date”) or a Triggering Event ceases. The Company has the right, but not the obligation, to redeem early a portion or all amounts outstanding under the Convertible Note, provided that (i) the trading price of Ordinary Shares is less than the fixed conversion price ($2.69) and (ii) the Company provides the holder of the Convertible Note with at least 10 business days’ prior written notice. On January 21, 2021, the Company issued to YA 115,890 Ordinary Shares after the receipt of a conversion notice dated January 19, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $201,986.30 at a conversion price of $1.7429. On February 5, 2021, the Company issued to YA 152,247 Ordinary Shares after the receipt of a conversion notice dated February 4, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $300,657.53 at a conversion price of $1.9748.	On November 20, 2020, the Company issued $500,000 of convertible promissory notes (“convertible note #1”), which shall be convertible into ordinary shares of the Company, par value $0.0001 per share, for a purchase price of $485,000. The Convertible Note has an annual interest rate of 5% and a term of 12 months from the date of closing, and is convertible into our Ordinary Shares at the lower of (a) $2.69 per share or (b) 88.0% of the lowest daily VWAP during the 10 trading days prior to the conversion date, but not lower than $0.50 per share (the “Floor Price”). If the daily VWAP is less than $0.50 for a period of 10 consecutive trading days, the Company will make consecutive monthly amortization payments in cash or Ordinary Shares during the term of the Convertible Note beginning on the 10th calendar day after the date of the Triggering Event and continuing on the same calendar day of each successive calendar month until the Convertible Note is fully repaid (each, a “Redemption Date”) or a Triggering Event ceases. The Company has the right, but not the obligation, to redeem early a portion or all amounts outstanding under the Convertible Note, provided that (i) the trading price of Ordinary Shares is less than the fixed conversion price ($2.69) and (ii) the Company provides the holder of the Convertible Note with at least 10 business days’ prior written notice. On February 16, 2021, the Company issued to YA 256,103 Ordinary Shares after the receipt of a conversion notice dated February 11, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $505,753.42 at a conversion price of $1.9748.
Additional paid-in-capital							$ 5,155,305	$ 1,841,673
Interest expense							$ 1,939,490	$ 1,606,888
Convertible Note #6 [Member]
Convertible Notes (Details) [Line Items]
Convertible notes				$ 6,000,000
Ordinary shares par value				$ 0.0001				$ 0.0001
Purchase price				$ 5,940,000
Shares issued in kind for commitment fee				120,000
Annual interest rate				5.00%				5.00%
Fixed conversion price				$ (2.75)				$ (2.75)
Description of conversion price				Ordinary Shares at the lower of (a) $2.75 per share or (b) 88.0% of the lowest daily VWAP (dollar volume-weighted average price of our Ordinary Shares on the NASDAQ Capital Market (as reported by Bloomberg) during the 10 trading days prior to the conversion date (collectively, the “Conversion Price”), but not lower than $1.08 per share (the “Floor Price”). If the daily VWAP is less than $1.08 for a period of 10 consecutive trading days (each such occurrence, a “Triggering Event”), the Company will make consecutive monthly amortization payments in cash or Ordinary Shares during the term of the Convertible Note beginning on the 10th calendar day after the date of the Triggering Event and continuing on the same calendar day of each successive calendar month until the Convertible Note is fully repaid (each, a “Redemption Date”) or a Triggering Event ceases.
Convertible Note #5 [Member]
Convertible Notes (Details) [Line Items]
Convertible notes, description	On February 4, 2021, the Company issued $1,000,000 of convertible promissory notes (“convertible note #5”), which shall be convertible into ordinary shares of the Company, par value $0.0001 per share, for a purchase price of $970,000. The Convertible Note has an annual interest rate of 5% and a term of 12 months from the date of closing, and is convertible into our Ordinary Shares at the lower of (a) $2.69 per share or (b) 88.0% of the lowest daily VWAP during the 10 trading days prior to the conversion date, but not lower than $0.50 per share (the “Floor Price”). If the daily VWAP is less than $0.50 for a period of 10 consecutive trading days, the Company will make consecutive monthly amortization payments in cash or Ordinary Shares during the term of the Convertible Note beginning on the 10th calendar day after the date of the Triggering Event and continuing on the same calendar day of each successive calendar month until the Convertible Note is fully repaid (each, a “Redemption Date”) or a Triggering Event ceases. The Company has the right, but not the obligation, to redeem early a portion or all amounts outstanding under the Convertible Note, provided that (i) the trading price of Ordinary Shares is less than the fixed conversion price ($2.69) and (ii) the Company provides the holder of the Convertible Note with at least 10 business days’ prior written notice. On February 23, 2021, the Company issued to YA 453,459 Ordinary Shares after the receipt of a conversion notice dated February 19, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $1,002,191.78 at a conversion price of $2.2101.
Convertible Note #4 [Member]
Convertible Notes (Details) [Line Items]
Convertible notes, description		On January 14, 2021, the Company issued $1,000,000 of convertible promissory notes (“convertible note #4”), which shall be convertible into ordinary shares of the Company, par value $0.0001 per share, for a purchase price of $970,000, and (ii) the issuance of 50,000 ordinary shares as a commitment fee. The Convertible Note has an annual interest rate of 5% and a term of 12 months from the date of closing, and is convertible into our Ordinary Shares at the lower of (a) $2.69 per share or (b) 88.0% of the lowest daily VWAP during the 10 trading days prior to the conversion date, but not lower than $0.50 per share (the “Floor Price”). If the daily VWAP is less than $0.50 for a period of 10 consecutive trading days, the Company will make consecutive monthly amortization payments in cash or Ordinary Shares during the term of the Convertible Note beginning on the 10th calendar day after the date of the Triggering Event and continuing on the same calendar day of each successive calendar month until the Convertible Note is fully repaid (each, a “Redemption Date”) or a Triggering Event ceases. The Company has the right, but not the obligation, to redeem early a portion or all amounts outstanding under the Convertible Note, provided that (i) the trading price of Ordinary Shares is less than the fixed conversion price ($2.69) and (ii) the Company provides the holder of the Convertible Note with at least 10 business days’ prior written notice. On February 18, 2021, the Company issued to YA 508,738 Ordinary Shares after the receipt of a conversion notice dated February 16, 2021 for the conversion of the outstanding and unpaid debenture and accrued interest in the amount of $1,004,657,53 at a conversion price of $1.9748.